Intangibles, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Net Excluding Goodwill (Textual)
Amortization of intangible asset	$ 7,000	$ 7,000
Amortization expense, December 2016	7,000
Amortization expense, December 2017	7,000
Amortization expense, December 2018	7,000
Amortization expense, December 2019	$ 7,000